Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of fair value measurements
	As of June 30, 2018
						Total
	Level 1		Level 2		Level 3	Fair Value
Convertible notes payable	$	---	$	---	$795,233	$795,233
Notes payable to related party		---		---	196,952	196,952
Derivative financial instruments		---		---	1,389,689	1,389,689

Total	$	---	$	---	$2,381,874	$2,381,874

	As of December 31, 2017
							Total
	Level 1		Level 2		Level 3		Fair Value
Convertible notes payable	$	---	$	---	$	---	$ ---
Notes payable to related party		---		---		---	---
Derivative financial instruments		---		---		398,489	398,489

Total	$	---	$	---		$398,489	$398,489

Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of fair value measurements
	Three Months Ended June 30,			Six Months Ended June 30,
	2018	2017		2018	2017

Convertible notes payable	$(20,921)	$	---	$(75,418)	$	---
Notes payable to related party	(4,531)		---	(7,980)		---
Derivative financial instruments	52,786		---	38,165		---

Total	$27,334	$	---	$(45,233)	$	---